Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 87,472	$ 53,316
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	999,468	1,118,735
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,758	65,213
Share-based compensation expense	134,653	131,487
Investment in Centric Solutions	6,984	114,118
Net operating loss carryforwards	1,958,734	1,437,611
Other	110,773	57,413
Total gross deferred tax assets	3,365,842	2,977,893
Valuation allowance	(3,060,246)	(2,415,256)
Net deferred tax assets	305,596	562,637
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(301,590)	(558,222)
Other receivables, due to accrual for financial reporting purposes	(4,006)	(4,415)
Total gross deferred tax liabilities	(305,596)	(562,637)
Net deferred tax asset